[LOGO OMITTED]
                            DEUTSCHE ASSET MANAGEMENT

                                [GRAPHIC OMITTED]

Mutual Fund
Annual Report
                                                                October 31, 2001
                                                                  Class A Shares

Managed Municipal Fund

                                 [LOGO OMITTED]
                                 A Member of the
                               DEUTSCHE BANK GROUP

Managed Municipal Fund
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ..................................  3
              ECONOMIC OUTLOOK ........................................  4
              PORTFOLIO DIVERSIFICATION BY STATE ......................  6
              PERFORMANCE COMPARISON ..................................  7
              ADDITIONAL PERFORMANCE INFORMATION ......................  8

              MANAGED MUNICIPAL FUND
                 Schedule of Investments .............................. 10
                 Statement of Assets and Liabilities .................. 13
                 Statement of Operations .............................. 14
                 Statements of Changes in Net Assets .................. 15
                 Financial Highlights ................................. 16
                 Notes to Financial Statements ........................ 17
                 Report of Independent Accountants .................... 20
                 Tax Information ...................................... 20

            --------------------------------------------------------
   The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
            --------------------------------------------------------

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                                        2

Managed Municipal Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

During a year of falling interest rates, the Fund recorded a one-year total return of 9.76%. From its inception on October 23, 1990 through October 31, 2001, the Fund posted a cumulative total return of 103.74%, which translates into an average annual total return of 6.67%. These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of any sales charge.1 Please review the additional performance information beginning on page 7.

REVIEW OF RATES AND PORTFOLIO MANAGEMENT
Municipal yields declined over the last year reflecting the general level of interest rates throughout the US market. Rates were volatile, beginning with a steep drop to below 5% for high quality 30-year bonds that was followed by a rise during the Spring, which was then followed by a fall to the lows of the last 12 months. At the end of October, the yield on high quality long municipal bonds was just below 5%.

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

30 YEAR AAA MUNICIPAL GENERAL OBLIGATION YIELDS

3-Nov    5.47
10-Nov   5.49
17-Nov   5.47
24-Nov   5.46
1-Dec    5.42
8-Dec    5.34
15-Dec   5.22
22-Dec   5.14
29-Dec   5.14
5-Jan    5.02
12-Jan   4.93
19-Jan   4.99
26-Jan   5.07
2-Feb    5.03
9-Feb    5.03
16-Feb   5.06
23-Feb   5.09
2-Mar    5.05
9-Mar    5.06
16-Mar   5
23-Mar   4.97
30-Mar   5.03
6-Apr    5.06
13-Apr   5.12
20-Apr   5.22
27-Apr   5.24
4-May    5.18
11-May   5.19
18-May   5.22
25-May   5.22
1-Jun    5.19
8-Jun    5.14
15-Jun   5.12
22-Jun   5.09
29-Jun   5.15
6-Jul    5.13
13-Jul   5.09
20-Jul   5.09
27-Jul   5.02
3-Aug    5
10-Aug   4.96
17-Aug   4.94
24-Aug   4.87
31-Aug   4.82
7-Sep    4.81
14-Sep   4.81
21-Sep   4.99
28-Sep   4.99
5-Oct    4.93
12-Oct   4.96
19-Oct   4.95
26-Oct   4.96

Source: Bloomberg

The Fund's portfolio was fully invested with only 3.7% in reserves at the end of October. A close-to-fully invested profile helped performance during the general decline in yields.

THE VALUE IN MUNICIPAL BONDS
Municipal yields have declined at a slower pace than US Treasuries. The result is a very high yield for municipals in contrast to Treasuries. Currently, Municipals have relative yields that are at the best levels over the last 5 years. Please see the chart below:

YIELD ON AAA MUNICIPAL GO AS A % OF US TREASURY YIELDS (YEAR ENDING OCTOBER)

Maturity               % of Comparable Treasury
--------      ---------------------------------------
              1997     1998     1999     2000    2001
              ----     ----     ----     ----    ----
5 Year        72.3     85.6     77.1     77.3    85.6
10 Year       78.2     90.3     84.4     82.4    93.6
20 Year       81.1     91.0     88.2     90.1    94.5
30 Year       83.1     93.4     93.2     92.5     100

--------------------------------------------------------------------------------
Source: Bloomberg


With tax-free yields on top-quality municipals approaching the yield on taxable Treasuries, ISI sees good value in municipal bonds . . . values which we believe can insulate the Fund from a near-term increase in benchmark US Treasury yields. For more on ISI's outlook, please see the in depth piece that follows this letter.

We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/S/ R. ALAN MEDAUGH
    ---------------
    R. Alan Medaugh


--------------------------------------------------------------------------------
1 THE FUND'S AVERAGE ANNUAL TOTAL RETURNS, FOR CLASS A SHARES, AS OF OCTOBER 31, 2001, INCLUDING THE 3.25% MAXIMUM SALES CHARGE WERE: ONE-YEAR, 6.19%; FIVE-YEARS, 5.10%; AND TEN-YEARS, 5.80%. PRIOR TO OCTOBER 15, 2001, THE CLASS A SHARES HAD A 4.50% MAXIMUM FRONT-END SALES CHARGE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
ECONOMIC OUTLOOK FOR 2002--AS OF OCTOBER 31, 2001

OVERVIEW
ISI expects a cyclical economic rebound next year followed by sluggish growth at best in 2003. The 2002 rebound case centers around overwhelming monetary and fiscal stimulus in the near term, overcoming worldwide slackening demand. The two year result, however, is likely to be a near draw in our opinion. Financial assets (bonds and stocks) are now getting a boost from aggressive policy by the Federal Reserve and federal government. Next year, low inflation could further help both asset classes.

NOW: SYNCHRONIZED RECESSIONS AND POLICY RESPONSES
A strong theme now is 'synchronized': synchronized recessions, synchronized disinflation, synchronized markets, synchronized central bank easings, etc. We focus here on synchronized recessions, which were highlighted by the world Leading Economic Indicator (LEI) in September plunging 5.5% year-over-year, the biggest decline since the 1982 recession. The world economy has developed a three-year synchronized rhythm suggesting a classic inventory cycle. Right now that synchronized inventory cycle is feeding on the downside. There is a package of weak economic reports reflecting synchronized global recessions including US Service Sector Employment (please see graph below), Eurozone consumer confidence, UK home prices, German unemployment, German industrial production, Swiss consumer confidence, Japanese machinery orders, Japan's LEI, and Brazilian industrial production.

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

US SERVICE SECTOR EMPLOYMENT YEAR OVER
YEAR % CHANGE (OCTOBER 31, 2001: 0.6%)2

1/31/68  5.6
2/29/68  5.8
3/31/68  5.4
4/30/68  5.1
5/31/68  5
6/30/68  5.2
7/31/68  5
8/31/68  5
9/30/68  4.6
10/31/68 5.1
11/30/68 5.2
12/31/68 5.3
1/31/69  5.6
2/28/69  5.5
3/31/69  6
4/30/69  6.2
5/31/69  6.2
6/30/69  5.8
7/31/69  5.8
8/31/69  5.7
9/30/69  5.8
10/31/69 5.7
11/30/69 5.1
12/31/69 5
1/31/70  4.8
2/28/70  4.7
3/31/70  4.2
4/30/70  4.1
5/31/70  3.9
6/30/70  3.5
7/31/70  2.8
8/31/70  2.3
9/30/70  2.9
10/31/70 2.6
11/30/70 2.6
12/31/70 2.4
1/31/71  2.3
2/28/71  1.8
3/31/71  1.9
4/30/71  1.8
5/31/71  1.8
6/30/71  2.2
7/31/71  2.5
8/31/71  2.5
9/30/71  2.3
10/31/71 2.1
11/30/71 2.2
12/31/71 2.5
1/31/72  2.5
2/29/72  2.9
3/31/72  3
4/30/72  3.4
5/31/72  3.8
6/30/72  4.6
7/31/72  4.4
8/31/72  4.9
9/30/72  4.3
10/31/72 4.7
11/30/72 4.9
12/31/72 5.1
1/31/73  5.3
2/28/73  5.5
3/31/73  5.5
4/30/73  5.2
5/31/73  4.7
6/30/73  3.8
7/31/73  3.7
8/31/73  4.2
9/30/73  5
10/31/73 4.7
11/30/73 4.8
12/31/73 4.5
1/31/74  4.3
2/28/74  4.3
3/31/74  4.3
4/30/74  4.3
5/31/74  4.8
6/30/74  5.1
7/31/74  5.8
8/31/74  5
9/30/74  4.4
10/31/74 4.6
11/30/74 4.2
12/31/74 3.8
1/31/75  3.6
2/28/75  3.5
3/31/75  3.3
4/30/75  3.5
5/31/75  3.2
6/30/75  2.6
7/31/75  3.2
8/31/75  3.6
9/30/75  3.3
10/31/75 3.2
11/30/75 3.3
12/31/75 3.8
1/31/76  4.3
2/29/76  4.4
3/31/76  4.7
4/30/76  4.8
5/31/76  4.8
6/30/76  5.4
7/31/76  4.8
8/31/76  4.4
9/30/76  4.7
10/31/76 4.6
11/30/76 4.8
12/31/76 4.8
1/31/77  4.6
2/28/77  4.5
3/31/77  4.5
4/30/77  4.5
5/31/77  4.6
6/30/77  4.8
7/31/77  4.9
8/31/77  5.3
9/30/77  5.9
10/31/77 6.1
11/30/77 6.2
12/31/77 6.2
1/31/78  5.7
2/28/78  6
3/31/78  6.2
4/30/78  6.5
5/31/78  6.6
6/30/78  6.6
7/31/78  6.5
8/31/78  6.6
9/30/78  6.1
10/31/78 5.7
11/30/78 5.9
12/31/78 6
1/31/79  6
2/28/79  6.1
3/31/79  6
4/30/79  5.5
5/31/79  5.5
6/30/79  5.4
7/31/79  5
8/31/79  4.8
9/30/79  4.8
10/31/79 5.1
11/30/79 4.7
12/31/79 4.7
1/31/80  4.9
2/29/80  4.9
3/31/80  4.7
4/30/80  4.7
5/31/80  4.5
6/30/80  4.2
7/31/80  4.5
8/31/80  4.5
9/30/80  4.6
10/31/80 4.4
11/30/80 4.4
12/31/80 4.4
1/31/81  4.9
2/28/81  4.4
3/31/81  4.2
4/30/81  4.2
5/31/81  4.1
6/30/81  4.1
7/31/81  3.9
8/31/81  3.8
9/30/81  3.7
10/31/81 3.9
11/30/81 3.8
12/31/81 3.6
1/31/82  3.2
2/28/82  3.1
3/31/82  2.9
4/30/82  2.5
5/31/82  2.4
6/30/82  2.2
7/31/82  2.2
8/31/82  1.9
9/30/82  1.7
10/31/82 1.4
11/30/82 1.4
12/31/82 1.4
1/31/83  1.4
2/28/83  1.3
3/31/83  1.9
4/30/83  2.5
5/31/83  2.7
6/30/83  3.3
7/31/83  3.7
8/31/83  4.1
9/30/83  4.6
10/31/83 4.8
11/30/83 4.9
12/31/83 5.2
1/31/84  5.3
2/29/84  5.8
3/31/84  5.6
4/30/84  5.6
5/31/84  5.8
6/30/84  5.6
7/31/84  5.3
8/31/84  5.1
9/30/84  5.3
10/31/84 5.5
11/30/84 5.7
12/31/84 5.5
1/31/85  5.8
2/28/85  5.6
3/31/85  5.8
4/30/85  5.6
5/31/85  5.7
6/30/85  5.5
7/31/85  5.5
8/31/85  5.9
9/30/85  5.7
10/31/85 5.7
11/30/85 5.8
12/31/85 5.8
1/31/86  5.3
2/28/86  5.2
3/31/86  4.9
4/30/86  5
5/31/86  4.8
6/30/86  4.7
7/31/86  4.9
8/31/86  4.6
9/30/86  4.4
10/31/86 4.3
11/30/86 4.1
12/31/86 4.2
1/31/87  4.6
2/28/87  4.6
3/31/87  4.7
4/30/87  4.8
5/31/87  5
6/30/87  5
7/31/87  5.3
8/31/87  5.4
9/30/87  5.2
10/31/87 5.2
11/30/87 5.2
12/31/87 5.3
1/31/88  5.2
2/29/88  5.5
3/31/88  5.4
4/30/88  5.4
5/31/88  5.4
6/30/88  5.8
7/31/88  5.8
8/31/88  5.8
9/30/88  6.1
10/31/88 6.1
11/30/88 6.3
12/31/88 6.3
1/31/89  6.3
2/28/89  6.1
3/31/89  6.2
4/30/89  6.2
5/31/89  5.9
6/30/89  5.7
7/31/89  5.3
8/31/89  5.1
9/30/89  5
10/31/89 4.8
11/30/89 4.8
12/31/89 4.6
1/31/90  4.6
2/28/90  4.6
3/31/90  4.6
4/30/90  4.1
5/31/90  4.2
6/30/90  4
7/31/90  3.9
8/31/90  3.7
9/30/90  3.4
10/31/90 3.2
11/30/90 2.8
12/31/90 2.6
1/31/91  2.4
2/28/91  1.8
3/31/91  1.3
4/30/91  1.3
5/31/91  1.1
6/30/91  1.1
7/31/91  1
8/31/91  1.2
9/30/91  1.4
10/31/91 1.6
11/30/91 1.5
12/31/91 1.7
1/31/92  1.7
2/29/92  1.8
3/31/92  2
4/30/92  2.3
5/31/92  2.5
6/30/92  2.5
7/31/92  2.7
8/31/92  2.7
9/30/92  2.7
10/31/92 2.8
11/30/92 3.1
12/31/92 3.3
1/31/93  3.4
2/28/93  3.8
3/31/93  3.8
4/30/93  4
5/31/93  4
6/30/93  4
7/31/93  4.1
8/31/93  4.1
9/30/93  4.1
10/31/93 4.1
11/30/93 4.1
12/31/93 4
1/31/94  3.9
2/28/94  3.7
3/31/94  4.1
4/30/94  4.2
5/31/94  4.3
6/30/94  4.5
7/31/94  4.8
8/31/94  4.9
9/30/94  5
10/31/94 5
11/30/94 5.2
12/31/94 5.3
1/31/95  5.4
2/28/95  5.8
3/31/95  5.7
4/30/95  5.3
5/31/95  5
6/30/95  4.8
7/31/95  4.5
8/31/95  4.6
9/30/95  4.7
10/31/95 4.5
11/30/95 4.2
12/31/95 4.1
1/31/96  3.7
2/29/96  3.9
3/31/96  3.9
4/30/96  4
5/31/96  4.1
6/30/96  4.3
7/31/96  4.3
8/31/96  4.2
9/30/96  3.9
10/31/96 4
11/30/96 4.1
12/31/96 4.1
1/31/97  4.6
2/28/97  4.3
3/31/97  4.3
4/30/97  4.6
5/31/97  4.7
6/30/97  4.5
7/31/97  4.7
8/31/97  4.5
9/30/97  4.7
10/31/97 4.8
11/30/97 4.7
12/31/97 4.8
1/31/98  4.7
2/28/98  4.5
3/31/98  4.4
4/30/98  4.1
5/31/98  4.1
6/30/98  4.1
7/31/98  4
8/31/98  4
9/30/98  3.9
10/31/98 4
11/30/98 4
12/31/98 3.9
1/31/99  3.9
2/28/99  4
3/31/99  4
4/30/99  4.1
5/31/99  4
6/30/99  4
7/31/99  4
8/31/99  4.1
9/30/99  4.1
10/31/99 4.2
11/30/99 4.2
12/31/99 4.1
1/31/00  4.1
2/29/00  4
3/31/00  4.1
4/30/00  4.1
5/31/00  3.8
6/30/00  3.7
7/31/00  3.6
8/31/00  3.6
9/30/00  3.6
10/31/00 3.1
11/30/00 3
12/31/00 2.8
1/31/01  2.7
2/28/01  2.5
3/31/01  2.2
4/30/01  1.7
5/31/01  1.9
6/30/01  1.6
7/31/01  1.4
8/31/01  1.3
9/30/01  0.9
10/31/01 0.6

Source: Data Research Internationl

The interest rate cuts may not be coordinated, but they are certainly synchronized. So far, there have been 171 easings over the last year around the world, topped off last week with the three 50 basis point moves from the US Federal Reserve, European Central Bank, and the Bank of England. Overwhelming monetary and fiscal stimuli are being put in place. G71 short-term interest rates have declined a record 48% over the past 12 months, and US fiscal stimulus is set to be a record 2.25% of Gross Domestic Product next year. Why the heavy artillery?

NEXT: MODERATE GROWTH EXPECTED IN 2002
Although 2002 growth is expected to be decent, there are major risks that have put pressure on policy makers to unleash overwhelming force: a) Consumer spending risk; b) Capital spending risk; c) Consumer, corporate, and foreign debt problems; and d) Terrorist war risk. The consumer spending risk is that the US consumer is overspent. Please see graph below.


                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

US CONSUMER INSTALLMENT DEBT AS A % OF DISPOSABLE
PERSONAL INCOME (SEPTEMBER 30, 2001: 21.1%)2

1/31/68  15.6
2/29/68  15.5
3/31/68  15.6
4/30/68  15.6
5/31/68  15.6
6/30/68  15.6
7/31/68  15.7
8/31/68  15.8
9/30/68  15.8
10/31/68 15.9
11/30/68 15.9
12/31/68 16
1/31/69  16.1
2/28/69  16.3
3/31/69  16.3
4/30/69  16.4
5/31/69  16.3
6/30/69  16.3
7/31/69  16.2
8/31/69  16.2
9/30/69  16.2
10/31/69 16.2
11/30/69 16.3
12/31/69 16.2
1/31/70  16.2
2/28/70  16.2
3/31/70  16.1
4/30/70  15.7
5/31/70  15.8
6/30/70  15.9
7/31/70  15.8
8/31/70  15.7
9/30/70  15.7
10/31/70 15.8
11/30/70 15.7
12/31/70 15.7
1/31/71  15.8
2/28/71  15.9
3/31/71  15.8
4/30/71  15.8
5/31/71  15.8
6/30/71  15.5
7/31/71  15.8
8/31/71  15.8
9/30/71  15.9
10/31/71 16
11/30/71 16.1
12/31/71 16.1
1/31/72  16.2
2/29/72  16
3/31/72  16.2
4/30/72  16.3
5/31/72  16.4
6/30/72  16.7
7/31/72  16.5
8/31/72  16.5
9/30/72  16.5
10/31/72 16.3
11/30/72 16.2
12/31/72 16.3
1/31/73  16.7
2/28/73  16.7
3/31/73  16.7
4/30/73  16.8
5/31/73  16.9
6/30/73  17
7/31/73  17.1
8/31/73  17.1
9/30/73  17.1
10/31/73 17
11/30/73 17
12/31/73 17
1/31/74  17.1
2/28/74  17.2
3/31/74  17.1
4/30/74  17.2
5/31/74  17.1
6/30/74  17.1
7/31/74  17
8/31/74  17
9/30/74  17
10/31/74 16.9
11/30/74 16.8
12/31/74 16.7
1/31/75  16.7
2/28/75  16.7
3/31/75  16.6
4/30/75  16.2
5/31/75  15.2
6/30/75  15.7
7/31/75  15.9
8/31/75  15.8
9/30/75  15.8
10/31/75 15.7
11/30/75 15.7
12/31/75 15.8
1/31/76  15.7
2/29/76  15.7
3/31/76  15.7
4/30/76  15.8
5/31/76  15.8
6/30/76  15.9
7/31/76  15.9
8/31/76  15.9
9/30/76  16
10/31/76 16
11/30/76 16
12/31/76 16.1
1/31/77  16.2
2/28/77  16.4
3/31/77  16.4
4/30/77  16.5
5/31/77  16.7
6/30/77  16.7
7/31/77  16.7
8/31/77  16.8
9/30/77  16.9
10/31/77 16.9
11/30/77 16.9
12/31/77 17
1/31/78  17.1
2/28/78  17.1
3/31/78  17.1
4/30/78  17.2
5/31/78  17.4
6/30/78  17.6
7/31/78  17.6
8/31/78  17.7
9/30/78  17.8
10/31/78 17.8
11/30/78 17.9
12/31/78 17.9
1/31/79  17.9
2/28/79  18
3/31/79  18
4/30/79  18.2
5/31/79  18.3
6/30/79  18.3
7/31/79  18.2
8/31/79  18.2
9/30/79  18.3
10/31/79 18.2
11/30/79 18.2
12/31/79 18.1
1/31/80  18
2/29/80  18
3/31/80  17.9
4/30/80  17.9
5/31/80  17.7
6/30/80  17.5
7/31/80  17.2
8/31/80  17.1
9/30/80  16.9
10/31/80 16.7
11/30/80 16.5
12/31/80 16.4
1/31/81  16.3
2/28/81  16.3
3/31/81  16.2
4/30/81  16.4
5/31/81  16.4
6/30/81  16.3
7/31/81  16
8/31/81  15.8
9/30/81  15.9
10/31/81 15.9
11/30/81 15.8
12/31/81 15.8
1/31/82  15.9
2/28/82  15.9
3/31/82  15.8
4/30/82  15.8
5/31/82  15.8
6/30/82  15.8
7/31/82  15.6
8/31/82  15.6
9/30/82  15.6
10/31/82 15.6
11/30/82 15.5
12/31/82 15.6
1/31/83  15.6
2/28/83  15.6
3/31/83  15.6
4/30/83  15.6
5/31/83  15.6
6/30/83  15.7
7/31/83  15.6
8/31/83  15.8
9/30/83  15.7
10/31/83 15.8
11/30/83 15.9
12/31/83 16
1/31/84  16
2/29/84  16.2
3/31/84  16.2
4/30/84  16.2
5/31/84  16.5
6/30/84  16.6
7/31/84  16.7
8/31/84  16.7
9/30/84  16.7
10/31/84 17
11/30/84 17.1
12/31/84 17.2
1/31/85  17.3
2/28/85  17.6
3/31/85  18
4/30/85  17.9
5/31/85  17.6
6/30/85  18.1
7/31/85  18.3
8/31/85  18.4
9/30/85  18.6
10/31/85 18.6
11/30/85 18.8
12/31/85 18.7
1/31/86  18.9
2/28/86  18.9
3/31/86  18.8
4/30/86  19
5/31/86  19.1
6/30/86  19.2
7/31/86  19.3
8/31/86  19.3
9/30/86  19.5
10/31/86 19.7
11/30/86 19.7
12/31/86 19.6
1/31/87  19.3
2/28/87  19.1
3/31/87  18.9
4/30/87  19.8
5/31/87  19
6/30/87  19.1
7/31/87  19.1
8/31/87  19.1
9/30/87  19.1
10/31/87 19
11/30/87 19
12/31/87 18.9
1/31/88  19
2/29/88  18.9
3/31/88  18.9
4/30/88  18.9
5/31/88  19
6/30/88  18.9
7/31/88  18.8
8/31/88  18.8
9/30/88  18.7
10/31/88 18.7
11/30/88 18.7
12/31/88 18.5
1/31/89  18.8
2/28/89  18.8
3/31/89  18.9
4/30/89  18.9
5/31/89  19
6/30/89  19
7/31/89  19
8/31/89  19.1
9/30/89  19.1
10/31/89 19.1
11/30/89 19
12/31/89 19
1/31/90  18.8
2/28/90  18.7
3/31/90  18.6
4/30/90  18.4
5/31/90  18.5
6/30/90  18.4
7/31/90  18.4
8/31/90  18.4
9/30/90  18.3
10/31/90 18.4
11/30/90 18.3
12/31/90 18.1
1/31/91  18
2/28/91  18
3/31/91  18
4/30/91  17.9
5/31/91  17.8
6/30/91  17.6
7/31/91  17.6
8/31/91  17.5
9/30/91  17.4
10/31/91 17.3
11/30/91 17.2
12/31/91 17.1
1/31/92  16.9
2/29/92  16.8
3/31/92  16.7
4/30/92  16.6
5/31/92  16.5
6/30/92  16.4
7/31/92  16.4
8/31/92  16.5
9/30/92  16.4
10/31/92 16.2
11/30/92 16.2
12/31/92 15.8
1/31/93  16.4
2/28/93  16.5
3/31/93  16.5
4/30/93  16.3
5/31/93  16.2
6/30/93  16.3
7/31/93  16.4
8/31/93  16.4
9/30/93  16.5
10/31/93 16.6
11/30/93 16.7
12/31/93 16.4
1/31/94  17.1
2/28/94  17
3/31/94  17.1
4/30/94  17.3
5/31/94  17.2
6/30/94  17.4
7/31/94  17.5
8/31/94  17.7
9/30/94  17.8
10/31/94 17.8
11/30/94 18
12/31/94 18.1
1/31/95  18.3
2/28/95  18.4
3/31/95  18.6
4/30/95  18.9
5/31/95  19
6/30/95  19.1
7/31/95  19.2
8/31/95  19.4
9/30/95  19.6
10/31/95 19.6
11/30/95 19.9
12/31/95 19.9
1/31/96  20
2/29/96  20.1
3/31/96  20.1
4/30/96  20.4
5/31/96  20.3
6/30/96  20.4
7/31/96  20.5
8/31/96  20.5
9/30/96  20.5
10/31/96 20.5
11/30/96 20.5
12/31/96 20.5
1/31/97  20.5
2/28/97  20.5
3/31/97  20.5
4/30/97  20.5
5/31/97  20.5
6/30/97  20.5
7/31/97  20.5
8/31/97  20.4
9/30/97  20.4
10/31/97 20.4
11/30/97 20.3
12/31/97 20.3
1/31/98  20.1
2/28/98  20
3/31/98  20
4/30/98  20
5/31/98  19.9
6/30/98  20
7/31/98  20
8/31/98  20
9/30/98  20.1
10/31/98 20.2
11/30/98 20.2
12/31/98 20.2
1/31/99  20.4
2/28/99  20.5
3/31/99  20.5
4/30/99  20.5
5/31/99  20.5
6/30/99  20.5
7/31/99  20.6
8/31/99  20.6
9/30/99  20.7
10/31/99 20.6
11/30/99 20.6
12/31/99 20.7
1/31/00  20.8
2/29/00  20.8
3/31/00  20.8
4/30/00  20.8
5/31/00  20.8
6/30/00  20.9
7/31/00  21
8/31/00  21.1
9/30/00  21.1
10/31/00 21.1
11/30/00 21.2
12/31/00 21.2
1/31/01  21.3
2/28/01  21.4
3/31/01  21.5
4/30/01  21.6
5/31/01  21.6
6/30/01  21.5
7/31/01  21.1
8/31/01  20.8
9/30/01  21.1

Source: Data Research International


--------------------------------------------------------------------------------
1 The seven largest industrialized countries in the world--the US, Japan, Great Britain, France, Germany, Italy and Canada.
2    Shading represents a recession. Circles represent the end of the recession.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
ECONOMIC OUTLOOK FOR 2002--AS OF OCTOBER 31, 2001

At the beginning of the 1971, 1975, and 1983 recoveries, this ratio of income to interest payments was at a low 16%, ie, the consumer had reliquified. In contrast, at the beginning of the 1991 recovery, the ratio was still high at 18%, partially explaining the ensuing sluggish recovery. Given how high the ratio is today, there is a risk (which policymakers may have in mind) the recession keeps going longer than we expect. Our inclination is that the overwhelming monetary and fiscal stimuli will lift the US economy in 2002, but growth in 2003 is vulnerable.

NEXT: DECLINING US INFLATION
We believe the synchronized global recession is now leading to synchronized global disinflation/deflation, as highlighted recently by these reports: a) The US Producers' Price Index (PPI) declined a record 1.6% month-to-month in October; b) US import prices declined 2.1% month-to-month in October, the largest decline since March, 1986; c) The US and the Eurozone Purchasing Managers' service price indices both declined in October, ie, it's not just manufacturing prices.; d) Japan's domestic Wholesale Price Index declined 0.2% month-to-month in October, down to the same level as in 1979; and e) There was more evidence of companies worldwide cutting labor costs (eg, salary freezes and health care cuts). What is most important to note is that because growth leads inflation by 12 months, synchronized global disinflation/deflation is likely to intensify throughout all of 2002. The US consumer has sensed the inflation change since September. According to the University of Michigan survey of consumers, one of the major changes has been a dramatic drop for inflation expectations. Please see the following chart.

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

US CONSUMER INFLATION EXPECTATIONS (UNIVERSITY
OF MICHIGAN (NOVEMBER 30, 2001: 0.4%)

1/31/78  5.2
2/28/78  6.4
3/31/78  6.3
4/30/78  6.7
5/31/78  6.9
6/30/78  6.5
7/31/78  6.6
8/31/78  8.7
9/30/78  6.9
10/31/78 7.4
11/30/78 7.5
12/31/78 7.3
1/31/79  7.8
2/28/79  9.3
3/31/79  8.8
4/30/79  9.7
5/31/79  9.8
6/30/79  9.9
7/31/79  9.9
8/31/79  9.9
9/30/79  9.6
10/31/79 9
11/30/79 10
12/31/79 9.9
1/31/80  10.4
2/29/80  10
3/31/80  10.2
4/30/80  10.1
5/31/80  8.6
6/30/80  8.5
7/31/80  9.6
8/31/80  7.6
9/30/80  9.1
10/31/80 9.6
11/30/80 8.6
12/31/80 9.7
1/31/81  9.5
2/28/81  8.6
3/31/81  7.2
4/30/81  8
5/31/81  7.3
6/30/81  7.1
7/31/81  6.8
8/31/81  5.8
9/30/81  6.9
10/31/81 6.7
11/30/81 7.3
12/31/81 5.3
1/31/82  5.1
2/28/82  5.2
3/31/82  4.2
4/30/82  4.7
5/31/82  3.5
6/30/82  4.6
7/31/82  5
8/31/82  4.8
9/30/82  4.5
10/31/82 4.7
11/30/82 4.5
12/31/82 3.7
1/31/83  2.8
2/28/83  3
3/31/83  1.8
4/30/83  3.4
5/31/83  3.2
6/30/83  3.2
7/31/83  3.2
8/31/83  3.3
9/30/83  3.3
10/31/83 3.7
11/30/83 3.5
12/31/83 3.5
1/31/84  3.2
2/29/84  3.3
3/31/84  3.4
4/30/84  3.9
5/31/84  4.2
6/30/84  4.2
7/31/84  3.4
8/31/84  3
9/30/84  3
10/31/84 3.5
11/30/84 3.4
12/31/84 3.3
1/31/85  2.9
2/28/85  3.1
3/31/85  3
4/30/85  3.3
5/31/85  3.2
6/30/85  3.4
7/31/85  2.8
8/31/85  2.8
9/30/85  2.9
10/31/85 3.3
11/30/85 3.1
12/31/85 3.5
1/31/86  2.9
2/28/86  2.8
3/31/86  2.3
4/30/86  2.4
5/31/86  2.7
6/30/86  2.9
7/31/86  2.8
8/31/86  3
9/30/86  2.9
10/31/86 3.2
11/30/86 2.8
12/31/86 3
1/31/87  2.9
2/28/87  3.1
3/31/87  3
4/30/87  3
5/31/87  3.4
6/30/87  3.3
7/31/87  3.1
8/31/87  3.2
9/30/87  3
10/31/87 3.3
11/30/87 3.2
12/31/87 3.1
1/31/88  3.2
2/29/88  3.1
3/31/88  3.2
4/30/88  3.3
5/31/88  3.3
6/30/88  3.7
7/31/88  4.6
8/31/88  4.4
9/30/88  3.9
10/31/88 3.9
11/30/88 3.7
12/31/88 3.9
1/31/89  3.5
2/28/89  4.1
3/31/89  3.7
4/30/89  4.3
5/31/89  4.6
6/30/89  3.8
7/31/89  4.1
8/31/89  3.5
9/30/89  3.4
10/31/89 3.6
11/30/89 3.5
12/31/89 3.5
1/31/90  4.1
2/28/90  4.1
3/31/90  3.7
4/30/90  3.6
5/31/90  3.4
6/30/90  3.8
7/31/90  3.4
8/31/90  4.6
9/30/90  4.7
10/31/90 4.8
11/30/90 4.7
12/31/90 4.7
1/31/91  3.9
2/28/91  3.4
3/31/91  3.3
4/30/91  3.2
5/31/91  3.1
6/30/91  3.3
7/31/91  3.1
8/31/91  3.2
9/30/91  3
10/31/91 3.2
11/30/91 2.9
12/31/91 2.7
1/31/92  2.7
2/29/92  2.6
3/31/92  2.6
4/30/92  3
5/31/92  2.9
6/30/92  3.1
7/31/92  2.7
8/31/92  2.8
9/30/92  3
10/31/92 2.8
11/30/92 2.9
12/31/92 2.8
1/31/93  2.9
2/28/93  3.2
3/31/93  3.1
4/30/93  3
5/31/93  2.9
6/30/93  3.5
7/31/93  3
8/31/93  3.2
9/30/93  3
10/31/93 3.3
11/30/93 2.8
12/31/93 3
1/31/94  2.8
2/28/94  2.8
3/31/94  3
4/30/94  3
5/31/94  3.1
6/30/94  2.7
7/31/94  2.9
8/31/94  3.1
9/30/94  3.4
10/31/94 3
11/30/94 3.2
12/31/94 3
1/31/95  3
2/28/95  3
3/31/95  3.2
4/30/95  3.3
5/31/95  3
6/30/95  2.9
7/31/95  2.9
8/31/95  2.9
9/30/95  2.8
10/31/95 2.9
11/30/95 2.8
12/31/95 2.7
1/31/96  2.8
2/29/96  2.8
3/31/96  2.9
4/30/96  3
5/31/96  3.1
6/30/96  2.9
7/31/96  3
8/31/96  3.1
9/30/96  3.2
10/31/96 3
11/30/96 3
12/31/96 3
1/31/97  3
2/28/97  3
3/31/97  2.8
4/30/97  3
5/31/97  2.9
6/30/97  2.8
7/31/97  2.7
8/31/97  2.7
9/30/97  2.8
10/31/97 2.8
11/30/97 2.9
12/31/97 2.8
1/31/98  2.3
2/28/98  2.4
3/31/98  2.5
4/30/98  2.4
5/31/98  2.6
6/30/98  2.7
7/31/98  2.6
8/31/98  2.4
9/30/98  2.3
10/31/98 2.5
11/30/98 2.3
12/31/98 2.5
1/31/99  2.7
2/28/99  2.5
3/31/99  2.7
4/30/99  2.7
5/31/99  2.8
6/30/99  2.5
7/31/99  2.7
8/31/99  2.8
9/30/99  2.7
10/31/99 2.9
11/30/99 2.9
12/31/99 3
1/31/0   3
2/29/0   2.9
3/31/0   3.2
4/30/0   3.2
5/31/0   3
6/30/0   2.9
7/31/0   3
8/31/0   2.7
9/30/0   2.9
10/31/0  3.2
11/30/0  2.9
12/31/0  2.8
1/31/1   3
2/28/1   2.8
3/31/1   2.8
4/30/1   3.1
5/31/1   3.2
6/30/1   3
7/31/1   2.6
8/31/1   2.7
9/30/1   2.8
10/31/1  1
11/30/1  0.4

Source: Data Research International

After a recession has ended, PPI inflation has continued to slow, dropping 3.0% (or more) over 15 months, on average. Our regression model suggests the PPI will decline 3.0% over the next 12 months.

INTEREST RATE OUTLOOK:
The bond market is likely to be cautious early next year as it gauges the amount of lift from the stimulus package. We expect that there will be some bounce in growth producing 3% real growth for all of next year. The bounce, however, seems limited by the over leveraged consumer and the capital spending bubble which built up a lot of excess capacity in the US. ISI expects some increase in interest rates early in 2002 followed by a moderation as a weak 2003 comes into view. ISI expects a typical amount of market volatility next year, a pattern which has been in place since the early 1980's.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO DIVERSIFICATION BY STATE

                               [GRAPHIC OMITTED]

                                                                                                   STATE ALLOCATION
                                   % of Municipals Bonds                                      % of Municipals Bonds
-------------------------------------------------------------------------------------------------------------------
 North Carolina                                   16.09%   South Carolina                                     4.32%
-------------------------------------------------------------------------------------------------------------------
 Texas                                            14.97%   Illinois                                           3.01%
-------------------------------------------------------------------------------------------------------------------
 Florida                                           9.98%   Wisconsin                                          2.96%
-------------------------------------------------------------------------------------------------------------------
 Georgia                                           8.64%   Tennessee                                          2.86%
-------------------------------------------------------------------------------------------------------------------
 Minnesota                                         8.40%   Missouri                                           2.10%
-------------------------------------------------------------------------------------------------------------------
 Washington                                        6.47%   Ohio                                               1.68%
-------------------------------------------------------------------------------------------------------------------
 Virginia                                          5.20%   Indiana                                            1.66%
-------------------------------------------------------------------------------------------------------------------
 Delaware                                          5.06%   Oregon                                             1.65%
-------------------------------------------------------------------------------------------------------------------
 Kansas                                            4.95%     Total                                          100.00%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
  Average Maturity                                                                                        7.6 years
-------------------------------------------------------------------------------------------------------------------
  Average Duration                                                                                        5.8 years
-------------------------------------------------------------------------------------------------------------------
  Quality Breakdown:*
    AAA                                                                                                      76.46%
    AA                                                                                                       23.54%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* As rated by Standard & Poor's as of October 31, 2001. Ratings do not remove market risk and are subject to change.


--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

Managed Municipal Fund--Class A Shares, Lehman Brothers General Obligation Index, Lehman Brothers Prerefunded Municipal Bond Index and Consumer Price Index Growth of a $10,000 Investment (since inception)2

         Managed Municipal   Lehman Brothers       Lehman Brothers     Consumer
           Fund Shares--    General Obligation  Prerefunded Municipal    Price
         Class A Shares         Index 3             Bond Index 3        Index 4
         -----------------  ------------------  ---------------------  --------
10/23/90      $10,000           $10,000              $10,000           $10,000
11/30/90       10,362            10,190               10,121            10,022
12/31/90       10,390            10,224               10,188            10,022
1/31/91        10,552            10,360               10,318            10,082
2/28/91        10,518            10,450               10,416            10,097
3/31/91        10,505            10,438               10,403            10,112
4/30/91        10,669            10,574               10,521            10,128
5/31/91        10,750            10,638               10,598            10,158
6/30/91        10,653            10,629               10,606            10,187
7/31/91        10,821            10,749               10,696            10,203
8/31/91        10,989            10,892               10,815            10,232
9/30/91        11,136            11,036               10,909            10,277
10/31/91       11,220            11,122               11,007            10,293
11/30/91       11,217            11,150               11,078            10,323
12/31/91       11,536            11,386               11,291            10,330
1/31/92        11,483            11,412               11,328            10,345
2/29/92        11,464            11,409               11,335            10,383
3/31/92        11,456            11,406               11,303            10,435
4/30/92        11,514            11,511               11,395            10,450
5/31/92        11,652            11,633               11,508            10,465
6/30/92        11,835            11,824               11,678            10,502
7/31/92        12,224            12,203               11,919            10,524
8/31/92        12,010            12,060               11,860            10,554
9/30/92        12,104            12,139               11,961            10,583
10/31/92       11,900            12,028               11,888            10,621
11/30/92       12,180            12,245               11,978            10,635
12/31/92       12,303            12,385               12,056            10,628
1/31/93        12,411            12,544               12,232            10,680
2/28/93        12,883            12,966               12,525            10,717
3/31/93        12,694            12,821               12,391            10,755
4/30/93        12,860            12,935               12,454            10,785
5/31/93        12,908            13,002               12,479            10,800
6/30/93        13,172            13,205               12,708            10,815
7/31/93        13,099            13,228               12,677            10,815
8/31/93        13,439            13,491               12,916            10,846
9/30/93        13,633            13,634               13,061            10,868
10/31/93       13,608            13,650               13,115            10,913
11/30/93       13,449            13,559               12,955            10,920
12/31/93       13,706            13,839               13,200            10,920
1/31/94        13,893            14,000               13,336            10,950
2/28/94        13,424            13,623               13,064            10,987
3/31/94        12,928            13,122               12,786            11,025
4/30/94        12,972            13,264               12,822            11,040
5/31/94        13,119            13,367               12,866            11,048
6/30/94        13,010            13,286               12,863            11,085
7/31/94        13,221            13,494               13,034            11,115
8/31/94        13,254            13,552               13,120            11,160
9/30/94        12,990            13,363               13,023            11,190
10/31/94       12,724            13,170               12,918            11,198
11/30/94       12,485            12,963               12,734            11,212
12/31/94       12,845            13,193               12,929            11,212
1/31/95        13,236            13,506               13,121            11,257
2/28/95        13,682            13,862               13,436            11,302
3/31/95        13,782            14,049               13,530            11,339
4/30/95        13,735            14,059               13,601            11,377
5/31/95        14,267            14,478               13,913            11,400
6/30/95        14,070            14,380               13,949            11,422
7/31/95        14,212            14,546               14,098            11,422
8/31/95        14,343            14,731               14,192            11,452
9/30/95        14,404            14,825               14,191            11,475
10/31/95       14,686            14,994               14,281            11,513
11/30/95       14,942            15,206               14,438            11,505
12/31/95       15,129            15,326               14,525            11,497
1/31/96        15,234            15,475               14,690            11,565
2/29/96        15,073            15,403               14,636            11,602
3/31/96        14,785            15,232               14,492            11,662
4/30/96        14,722            15,179               14,499            11,707
5/31/96        14,673            15,155               14,497            11,730
6/30/96        14,852            15,308               14,557            11,737
7/31/96        15,032            15,453               14,690            11,759
8/31/96        14,966            15,452               14,686            11,781
9/30/96        15,176            15,642               14,822            11,819
10/31/96       15,372            15,825               14,937            11,857
11/30/96       15,641            16,119               15,121            11,879
12/31/96       15,540            16,055               15,085            11,879
1/31/97        15,540            16,098               15,140            11,917
2/28/97        15,651            16,245               15,259            11,954
3/31/97        15,435            16,035               15,092            11,984
4/30/97        15,562            16,160               15,143            12,000
5/31/97        15,794            16,401               15,357            11,993
6/30/97        15,967            16,578               15,460            12,007
7/31/97        16,443            17,007               15,722            12,021
8/31/97        16,208            16,856               15,648            12,044
9/30/97        16,429            17,048               15,781            12,074
10/31/97       16,513            17,142               15,844            12,104
11/30/97       16,583            17,222               15,879            12,097
12/31/97       16,845            17,467               16,016            12,083
1/31/98        17,016            17,647               16,156            12,106
2/28/98        16,977            17,661               16,200            12,129
3/31/98        16,985            17,677               16,196            12,152
4/30/98        16,883            17,583               16,146            12,174
5/31/98        17,191            17,873               16,348            12,195
6/30/98        17,231            17,938               16,405            12,210
7/31/98        17,254            17,981               16,467            12,225
8/31/98        17,566            18,265               16,644            12,239
9/30/98        17,783            18,510               16,781            12,254
10/31/98       17,759            18,513               16,844            12,284
11/30/98       17,799            18,574               16,896            12,284
12/31/98       17,864            18,634               16,925            12,276
1/31/99        18,077            18,878               17,107            12,306
2/28/99        17,954            18,782               17,108            12,320
3/31/99        17,929            18,789               17,105            12,357
4/30/99        17,987            18,842               17,155            12,448
5/31/99        17,805            18,736               17,093            12,448
6/30/99        17,522            18,461               16,944            12,448
7/31/99        17,589            18,535               17,045            12,485
8/31/99        17,404            18,425               17,046            12,515
9/30/99        17,320            18,442               17,101            12,575
10/31/99       17,118            18,281               17,083            12,598
11/30/99       17,338            18,468               17,167            12,605
12/31/99       17,185            18,352               17,120            12,605
1/31/00        17,065            18,284               17,143            12,643
2/29/00        17,340            18,467               17,211            12,718
3/31/00        17,771            18,838               17,359            12,822
4/30/00        17,598            18,742               17,348            12,830
5/31/00        17,477            18,642               17,349            12,845
6/30/00        17,982            19,121               17,599            12,912
7/31/00        18,245            19,374               17,756            12,941
8/31/00        18,491            19,651               17,913            12,941
9/30/00        18,332            19,551               17,897            13,009
10/31/00       18,563            19,756               18,008            13,031
11/30/00       18,740            19,894               18,100            13,039
12/31/00       19,294            20,364               18,353            13,031
1/31/01        19,384            20,586               18,612            13,113
2/28/01        19,455            20,647               18,681            13,165
3/31/01        19,600            20,829               18,815            13,196
4/30/01        19,310            20,613               18,728            13,248
5/31/01        19,510            20,822               18,908            13,316
6/30/01        19,572            20,951               19,008            13,333
7/31/01        19,931            21,248               19,192            13,296
8/31/01        20,244            21,593               19,426            13,296
9/30/01        20,115            21,545               19,500            13,356
10/31/01       20,374            21,765               19,674            13,311

                                           CUMULATIVE TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended            1 Year  3 Years  5 Years 10 Years    Since   1 Year  3 Years  5 Years 10 Years    Since
   October 31, 2001                                        Inception 2                                  Inception 2
-------------------------------------------------------------------------------------------------------------------
 Managed Municipal Fund--
   Class A Shares            9.76%   14.73%   32.54%   81.59%  103.74%    9.76%    4.69%    5.80%    6.15%    6.67%
-------------------------------------------------------------------------------------------------------------------
 Lehman Brothers General
   Obligation Index 3       10.16%   17.56%   37.54%  117.65%  117.65%   10.16%    5.54%    6.58%    8.09%    7.32%
-------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Prerefunded
   Municipal Bond Index 3    9.24%   16.80%   31.71%   78.74%   96.74%    9.24%    5.31%    5.66%    5.98%    6.34%
-------------------------------------------------------------------------------------------------------------------
 Consumer Price Index 4      2.13%    8.35%   12.26%   29.33%   33.11%    2.13%    2.71%    2.34%    2.61%    2.63%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of sales charges. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. For certain investors, a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
2 The Fund's inception date is: Class A Shares: October 23, 1990. Benchmark returns are for the periods beginning October 31, 1990.
3 The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal market performance. The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and only contains bonds from the main index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 The Consumer Price Index is a widely used measure of inflation. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of the Fund to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment from the Fund's inception date through the end of the most recent fiscal year. The SEC also requires that we report the Fund's total return according to a standardized formula, for various time periods through the end of the most recent fiscal year.

Both the line graph and the SEC standardized total return figures include the impact of the 3.25% maximum initial sales charge for the Class A Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge.

While the graph and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund is adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

The SEC total return figures may differ from total return figures in the Shareholder Letter and the Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

Managed Municipal Fund--Class A Shares, Lehman Brothers General Obligation Index, Lehman Brothers Prerefunded Municipal Index and Consumer Price Index
(CPI) Growth of a $10,000 Investment (since inception)2

         Managed Municipal   Lehman Brothers       Lehman Brothers     Consumer
           Fund Shares--    General Obligation  Prerefunded Municipal    Price
         Class A Shares          Index                 Index             Index
         -----------------  ------------------  ---------------------  --------
10/23/90   $ 9,675             $10,000               $10,000           $10,000
11/30/90    10,025              10,190                10,121            10,022
12/31/90    10,052              10,224                10,188            10,022
1/31/91     10,209              10,360                10,318            10,082
2/28/91     10,176              10,450                10,416            10,097
3/31/91     10,164              10,438                10,403            10,112
4/30/91     10,322              10,574                10,521            10,127
5/31/91     10,401              10,638                10,598            10,157
6/30/91     10,308              10,629                10,606            10,187
7/31/91     10,469              10,749                10,696            10,202
8/31/91     10,632              10,892                10,815            10,232
9/30/91     10,774              11,036                10,909            10,277
10/31/91    10,855              11,122                11,007            10,292
11/30/91    10,852              11,150                11,078            10,322
12/31/91    11,161              11,386                11,291            10,330
1/31/92     11,110              11,412                11,328            10,345
2/29/92     11,091              11,409                11,335            10,382
3/31/92     11,084              11,406                11,303            10,434
4/30/92     11,140              11,511                11,395            10,449
5/31/92     11,273              11,633                11,508            10,464
6/30/92     11,450              11,824                11,678            10,502
7/31/92     11,827              12,203                11,919            10,524
8/31/92     11,620              12,060                11,860            10,554
9/30/92     11,711              12,139                11,961            10,584
10/31/92    11,513              12,028                11,888            10,622
11/30/92    11,784              12,245                11,978            10,637
12/31/92    11,903              12,385                12,056            10,629
1/31/93     12,008              12,544                12,232            10,682
2/28/93     12,464              12,966                12,525            10,719
3/31/93     12,281              12,821                12,391            10,757
4/30/93     12,442              12,935                12,454            10,787
5/31/93     12,488              13,002                12,479            10,802
6/30/93     12,744              13,205                12,708            10,816
7/31/93     12,674              13,228                12,677            10,816
8/31/93     13,002              13,491                12,916            10,846
9/30/93     13,190              13,634                13,061            10,869
10/31/93    13,166              13,650                13,115            10,914
11/30/93    13,012              13,559                12,955            10,921
12/31/93    13,261              13,839                13,200            10,921
1/31/94     13,441              14,000                13,336            10,951
2/28/94     12,988              13,623                13,064            10,989
3/31/94     12,508              13,122                12,786            11,026
4/30/94     12,550              13,264                12,822            11,041
5/31/94     12,693              13,367                12,866            11,049
6/30/94     12,587              13,286                12,863            11,086
7/31/94     12,791              13,494                13,034            11,116
8/31/94     12,823              13,552                13,120            11,161
9/30/94     12,568              13,363                13,023            11,191
10/31/94    12,310              13,170                12,918            11,199
11/30/94    12,079              12,963                12,734            11,213
12/31/94    12,428              13,193                12,929            11,213
1/31/95     12,806              13,506                13,121            11,258
2/28/95     13,237              13,862                13,436            11,303
3/31/95     13,334              14,049                13,530            11,341
4/30/95     13,289              14,059                13,601            11,378
5/31/95     13,803              14,478                13,913            11,401
6/30/95     13,613              14,380                13,949            11,423
7/31/95     13,750              14,546                14,098            11,423
8/31/95     13,877              14,731                14,192            11,453
9/30/95     13,936              14,825                14,191            11,476
10/31/95    14,209              14,994                14,281            11,513
11/30/95    14,456              15,206                14,438            11,506
12/31/95    14,637              15,326                14,525            11,498
1/31/96     14,739              15,475                14,690            11,566
2/29/96     14,583              15,403                14,636            11,603
3/31/96     14,304              15,232                14,492            11,663
4/30/96     14,244              15,179                14,499            11,708
5/31/96     14,196              15,155                14,497            11,730
6/30/96     14,369              15,308                14,557            11,738
7/31/96     14,543              15,453                14,690            11,760
8/31/96     14,480              15,452                14,686            11,783
9/30/96     14,683              15,642                14,822            11,820
10/31/96    14,872              15,825                14,937            11,858
11/30/96    15,133              16,119                15,121            11,880
12/31/96    15,035              16,055                15,085            11,880
1/31/97     15,035              16,098                15,140            11,918
2/28/97     15,142              16,245                15,259            11,955
3/31/97     14,933              16,035                15,092            11,985
4/30/97     15,056              16,160                15,143            12,000
5/31/97     15,281              16,401                15,357            11,993
6/30/97     15,448              16,578                15,460            12,007
7/31/97     15,909              17,007                15,722            12,022
8/31/97     15,681              16,856                15,648            12,045
9/30/97     15,895              17,048                15,781            12,075
10/31/97    15,976              17,142                15,844            12,105
11/30/97    16,044              17,222                15,879            12,097
12/31/97    16,298              17,467                16,016            12,082
1/31/98     16,463              17,647                16,156            12,105
2/28/98     16,425              17,661                16,200            12,127
3/31/98     16,433              17,677                16,196            12,150
4/30/98     16,334              17,583                16,146            12,172
5/31/98     16,632              17,873                16,348            12,195
6/30/98     16,671              17,938                16,405            12,210
7/31/98     16,693              17,981                16,467            12,225
8/31/98     16,995              18,265                16,644            12,240
9/30/98     17,205              18,510                16,781            12,255
10/31/98    17,182              18,513                16,844            12,285
11/30/98    17,221              18,574                16,896            12,285
12/31/98    17,283              18,634                16,925            12,277
1/31/99     17,489              18,878                17,107            12,307
2/28/99     17,370              18,782                17,108            12,322
3/31/99     17,346              18,789                17,105            12,360
4/30/99     17,402              18,842                17,155            12,449
5/31/99     17,226              18,736                17,093            12,449
6/30/99     16,953              18,461                16,944            12,449
7/31/99     17,017              18,535                17,045            12,487
8/31/99     16,838              18,425                17,046            12,517
9/30/99     16,757              18,442                17,101            12,577
10/31/99    16,562              18,281                17,083            12,599
11/30/99    16,775              18,468                17,167            12,607
12/31/99    16,626              18,352                17,120            12,607
1/31/00     16,510              18,284                17,143            12,644
2/29/00     16,776              18,467                17,211            12,719
3/31/00     17,193              18,838                17,359            12,824
4/30/00     17,026              18,742                17,348            12,831
5/31/00     16,908              18,642                17,349            12,846
6/30/00     17,398              19,121                17,599            12,914
7/31/00     17,652              19,374                17,756            12,944
8/31/00     17,890              19,651                17,913            12,944
9/30/00     17,736              19,551                17,897            13,011
10/31/00    17,959              19,756                18,008            13,034
11/30/00    18,131              19,894                18,100            13,041
12/31/00    18,667              20,364                18,353            13,034
1/31/01     18,754              20,586                18,612            13,116
2/28/01     18,823              20,647                18,681            13,169
3/31/01     18,963              20,829                18,815            13,199
4/30/01     18,682              20,613                18,728            13,251
5/31/01     18,876              20,822                18,908            13,316
6/30/01     19,017              20,951                19,008            13,333
7/31/01     19,283              21,248                19,192            13,296
8/31/01     19,586              21,593                19,426            13,296
9/30/01     19,461              21,545                19,500            13,356
10/31/01    19,712              21,765                19,674            13,311



                                                              AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                 1 Year   5 Years   10 Years         Since
   October 31, 2001                                                            Inception 2
------------------------------------------------------------------------------------------
 Managed Municipal Fund--Class A Shares           6.19%     5.10%      5.80%         6.35%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 3.25% sales charge. Prior to October 15, 2001, the Class A Shares had a 4.50% maximum front-end sales charge. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is: Class A Shares: October 23, 1990. Benchmark returns are for the period beginning October 31, 1990.
3 The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal market performance. The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and only contains bonds from the main index that have been prerefunded or escrowed to maturity.
4    The Consumer Price Index is a widely used measure of inflation.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS October 31, 2001

                                                               RATING*               PAR                   MARKET
 ISSUER                                                  (MOODY'S/S&P)             (000)                    VALUE
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS--96.27%
GENERAL OBLIGATIONS--67.49%
   Arlington County, VA,
     5.00%, 10/1/14 .......................................... Aaa/AAA            $2,000              $ 2,105,180
   Arlington Texas School District,
     5.75%, 2/15/21 ..........................................  Aaa/NR             1,465                1,509,448
   Charlotte, NC:
     5.30%, 4/1/12 ........................................... Aaa/AAA             1,120                1,186,774
     5.00%, 2/1/19 ........................................... Aaa/AAA             2,300                2,356,097
   Chesterfield County, VA,
     5.625%, 1/15/14 ......................................... Aaa/AAA             1,350                1,494,112
   Dallas, TX,
     5.00%, 2/15/10 .......................................... Aaa/AAA             1,750                1,865,553
   Delaware State, Series A:
     5.125%, 4/1/16 .......................................... Aaa/AAA             2,150                2,201,643
     5.50%, 4/1/19 ........................................... Aaa/AAA             2,500                2,650,075
   Dupage County, IL, Jail Project,
     5.60%, 1/1/21 ........................................... Aaa/AAA             1,600                1,756,992
   Florida Board of Education,
     6.125%, 6/1/12 .......................................... Aa2/AA+             2,250                2,320,920
   Franklin County, OH,
     5.45%, 12/1/09 .......................................... Aaa/AAA             1,500                1,609,635
   Georgia State,
     5.00%, 7/1/19 ........................................... Aaa/AAA             5,000                5,080,150
   Georgia State, Series D,
     5.00%, 10/1/17 .......................................... Aaa/AAA             1,850                1,902,189
   Guilford County, NC,
     5.25%, 10/1/16 .......................................... Aa1/AAA             3,000                3,210,870
   King County, WA,
     5.00%, 12/1/17 .......................................... Aa1/AA+             2,565                2,597,088
   Minneapolis, MN Ref--Series B,
     5.20%, 3/1/13 ........................................... Aa1/AAA             3,200                3,333,888
   Minnesota State:
     5.00%, 11/1/14 .......................................... Aaa/AAA             2,500                2,581,400
     5.50%, 6/1/18 ........................................... Aaa/AAA             2,000                2,133,680
   Missouri State Series A,
     5.00%, 6/1/23 ........................................... Aaa/AAA             2,000                2,015,540
   North Carolina Public School Building,
     4.60%, 4/1/17 ........................................... Aaa/AAA             5,000                4,967,100
   Portland, OR, Metro Open Spaces Progressive, Series A,
     5.25%, 9/1/07 ........................................... Aa1/AA+             1,500                1,575,120
   South Carolina State Highway, Series B:
     5.00%, 4/1/19 ........................................... Aaa/AAA             1,000                1,017,020
     5.65%, 7/1/21 ........................................... Aaa/AAA             1,260                1,330,988
   South Carolina State, State Institutional Series A,
     5.30%, 3/1/17 ........................................... Aaa/AAA             1,700                1,795,642
   Spring Branch Texas Independent School District,
     5.125%, 2/1/26 .......................................... Aaa/AAA             2,000                2,006,560
   Tennessee State:
     5.50%, 3/1/09 ...........................................  Aa2/AA             1,535                1,661,377
     5.55%, 3/1/10 ...........................................  Aa2/AA             1,000                1,083,910
   Virginia State,
     5.25%, 6/1/16 ........................................... Aaa/AAA             1,320                1,385,551


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS October 31, 2001

                                                               RATING*               PAR                   MARKET
 ISSUER                                                  (MOODY'S/S&P)             (000)                    VALUE
-----------------------------------------------------------------------------------------------------------------
   Washington State, Series A,
     5.60%, 7/1/10 ........................................... Aa1/AA+            $1,500              $ 1,607,085
   Washington State, Series E,
     5.00%, 7/1/22 ........................................... Aa1/AA+             2,000                1,997,300
   Wisconsin State, Series C,
     5.55%, 5/1/21 ...........................................  Aa3/AA             2,700                2,835,378
                                                                                                      -----------
                                                                                                       67,174,265
                                                                                                      -----------
OTHER REVENUE--5.87%
   Charlotte, NC Water & Sewer System Revenue,
     5.25%, 6/1/24 ........................................... Aa1/AAA             1,600                1,636,208
   Gwinnett County, GA Water & Sewer Authority,
     5.30%, 8/1/20 ........................................... Aaa/AAA             1,250                1,299,563
   Texas Water Development Board Revenue,
     4.75%, 7/15/20 .......................................... Aaa/AAA             3,000                2,909,340
                                                                                                      -----------
                                                                                                        5,845,111
                                                                                                      -----------
PREREFUNDED ISSUES--10.87%
   Arlington Texas School District,
     5.75%, 2/15/21 ..........................................  Aaa/NR             3,535                3,851,029
   Cary, NC,
     5.00%, 3/1/18 ........................................... Aaa/AAA             2,000                2,063,140
   Chicago, IL, Metropolitan Water Reclamation District-
     Greater Chicago Capital Improvement,
     6.30%, 12/1/09 .......................................... Aa1/AA+             1,000                1,130,420
   Indianapolis, IN, Public Improvement Board Revenue,
     6.00%, 1/10/18 .......................................... Aaa/AAA             1,500                1,580,250
   Texas State,
     6.00%, 10/1/14 .......................................... Aaa/AAA             2,000                2,199,560
                                                                                                      -----------
                                                                                                       10,824,399
                                                                                                      -----------
TRANSPORTATION REVENUE--12.04%
   Florida State Board Capital Outlay, Series E,
     5.00%, 6/1/25 ........................................... Aaa/AAA             4,000                4,009,600
   Florida State Board of Education, Public Education
     Capital Outlay, Series A,
     5.125%, 6/1/21 .......................................... Aa2/AA+             1,000                1,013,180
   Florida Transportation,
     5.80%, 7/1/18 ........................................... Aa2/AAA             2,000                2,221,980
   Kansas Transportation:
     5.40%, 3/1/09 ........................................... Aa2/AA+             2,000                2,107,660
     5.40%, 3/1/09 ........................................... Aa2/AA+             2,500                2,634,575
                                                                                                      -----------
                                                                                                       11,986,995
                                                                                                      -----------
TOTAL MUNICIPAL BONDS
   (Cost $90,814,021) ...............................................................................  95,830,770
                                                                                                      -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS October 31, 2001

                                                                                                           MARKET
 ISSUER                                                                                                     VALUE
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.60%
   Goldman Sachs & Co., 2.55%, dated 10/31/01, principal
     and interest in the amount of $2,592,184 due
     11/1/01, collateralized by US Treasury Bill, par value
     of $2,661,000, due 2/21/02 with a market value of $2,644,316 ................................... $ 2,592,000
                                                                                                      -----------
TOTAL INVESTMENTS--98.87%

   (Cost $93,406,021)** ............................................................................. $98,422,770

OTHER ASSETS IN EXCESS OF LIABILITIES--1.13% ........................................................   1,127,603
                                                                                                      -----------
NET ASSETS--100% .................................................................................... $99,550,373
                                                                                                      ===========

--------------------------------------------------------------------------------
* The Moody's and Standard & Poor's ratings indicated are believed to be the most recent ratings available as of October 31, 2001.
**   Also aggregate cost for federal tax purposes.
Moody's Municipal Bond Ratings:
Aaa -- Judged to be of the best quality.
Aa -- Judged to be of high quality by all standards. Issues are always rated with a 1, 2 or 3, which denote a high, medium, or low ranking within the rating.
NR  -- Not rated.
S&P Municipal Bond Ratings:
AAA -- Of the highest quality.
AA -- The second strongest capacity for payments of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
NR  -- Not rated.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                               OCTOBER 31, 2001
-------------------------------------------------------------------------------
ASSETS
   Investments, at value (cost $93,406,021) ....................   $ 98,422,770
   Cash ........................................................            757
   Receivable for capital shares sold ..........................         38,794
   Interest receivable .........................................      1,224,657
   Prepaid expenses and other ..................................         20,352
                                                                   ------------
 Total assets ..................................................     99,707,330
                                                                   ------------
LIABILITIES
   Payable for capital shares redeemed .........................         15,721
   Distribution fees payable ...................................         21,021
   Administration fees payable .................................          7,632
   Accounting fees payable .....................................          4,654
   Advisory fees payable .......................................         29,778
   Custody fees payable ........................................          4,613
   Transfer agent fees payable .................................          7,819
   Dividend payable ............................................          2,324
   Accrued expenses and other ..................................         63,395
                                                                   ------------
 Total liabilities .............................................        156,957
                                                                   ------------
 NET ASSETS ....................................................   $ 99,550,373
                                                                   ------------
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................   $ 94,066,810
   Distributions in excess of net investment income ............         (2,324)
   Accumulated net realized gain from investment transactions ..        469,138
   Net unrealized appreciation on investments ..................      5,016,749
                                                                   ------------
 NET ASSETS ....................................................   $ 99,550,373
                                                                   ------------
 NET ASSET VALUE PER SHARE
   Class A Shares 1 ............................................   $      10.99
                                                                   ============
   ISI Shares 2 ................................................   $      10.99
                                                                   ============

--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $33,445,546 and 3,044,455 shares outstanding). Maximum offering price per share was $11.36 ($10.99 divide 0.9675). Maximum offering price per share reflects the effect of the 3.25% front-end sales charge.
2 Net asset value and redemption price per share (based on net assets of $66,104,827 and 6,017,515 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                FOR THE YEAR ENDED
                                                                  OCTOBER 31, 2001
----------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ........................................................   $ 5,095,844
                                                                       -----------
EXPENSES
   Investment advisory fees ........................................       398,581
   Distribution fees:
     Class A Shares ................................................        82,695
     ISI Shares ....................................................       166,435
   Administration fees .............................................        95,128
   Professional fees ...............................................        60,882
   Transfer agent fees .............................................        55,896
   Accounting fees .................................................        54,904
   Printing and shareholder reports ................................        41,374
   Custody fee .....................................................        17,688
   Registration fees ...............................................        14,619
   Director's fees .................................................         2,703
   Miscellaneous ...................................................           559
                                                                       -----------
Total expenses .....................................................       991,464
Less: fee waivers and/or expense reimbursements ....................       (61,260)
                                                                       -----------
Net expenses .......................................................       930,204
                                                                       -----------
NET INVESTMENT INCOME ..............................................     4,165,640
                                                                       -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investment transactions ..................       726,546
   Net change in unrealized appreciation/depreciation on investments     4,331,188
                                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................     5,057,734
                                                                       -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $ 9,223,374
                                                                       ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE YEARS ENDED OCTOBER 31,
                                                                       2001             2000
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income ..................................   $   4,165,640    $   4,542,601
   Net realized gain on investment transactions ...........         726,546           67,399
   Net change in unrealized appreciation/depreciation
     on investments .......................................       4,331,188        3,311,467
                                                              -------------    -------------
Net increase in net assets from operations ................       9,223,374        7,921,467
                                                              -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and net realized short-term gains:
     Class A Shares .......................................      (1,436,373)      (1,530,863)
     ISI Shares ...........................................      (2,918,108)      (3,126,335)
   Net realized long-term gains:
     Class A Shares .......................................         (22,723)              --
     ISI Shares ...........................................         (46,163)              --
                                                              -------------    -------------
Total distributions .......................................      (4,423,367)      (4,657,198)
                                                              -------------    -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares ...........................      23,781,937        4,455,442
   Dividend reinvestments .................................       2,639,454        2,378,853
   Cost of shares redeemed ................................     (29,537,240)     (16,990,749)
                                                              -------------    -------------
Net decrease in net assets from capital share transactions       (3,115,849)     (10,156,454)
                                                              -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...................       1,684,158       (6,892,185)
NET ASSETS
   Beginning of period ....................................      97,866,215      104,758,400
                                                              -------------    -------------
   End of period, including distributions in excess of net
     investment income of $2,324 and $2,005, respectively .   $  99,550,373    $  97,866,215
                                                              =============    =============



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       15

Managed Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 CLASS A SHARES
                                                               FOR THE YEARS ENDED OCTOBER 31,
                                          2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .   $ 10.47     $ 10.12     $ 11.01     $ 10.79     $ 10.58
                                       -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...........      0.45        0.47        0.45        0.46        0.52
   Net realized and unrealized gain
     (loss) on investments .........      0.55        0.36       (0.83)       0.33        0.24
                                       -------     -------     -------     -------     -------
Total from investment operations ...      1.00        0.83       (0.38)       0.79        0.76
                                       -------     -------     -------     -------     -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment
     income and net realized
     short-term gains ..............     (0.47)      (0.48)      (0.47)      (0.54)      (0.52)
   Distributions from net realized
     long-term gains ...............     (0.01)         --       (0.04)      (0.03)      (0.03)
                                       -------     -------     -------     -------     -------
Total distributions ................     (0.48)      (0.48)      (0.51)      (0.57)      (0.55)
                                       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF YEAR .......   $ 10.99     $ 10.47     $ 10.12     $ 11.01     $ 10.79
                                       =======     =======     =======     =======     =======
TOTAL INVESTMENT RETURN 1 ..........      9.76%       8.44%      (3.61)%      7.51%       7.43%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s) ..   $33,445     $32,633     $34,150     $37,212     $38,390
   Ratios to average net assets:
     Net investment income .........      4.18%       4.60%       4.23%       4.24%       4.46%
     Expenses after waivers and/or
        reimbursements .............      0.93% 2     0.90%       0.90%       0.90%       0.90%
     Expenses before waivers and/or
        reimbursements .............      0.99%       1.01%       1.10%       1.13%       1.10%
   Portfolio turnover rate .........        21%         22%          8%         18%         26%

--------------------------------------------------------------------------------
1    Total return excludes the effect of sales charge.
2 Beginning on March 1, 2001, the expense cap was increased from 90 basis points to 95 basis points.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Managed Municipal Fund, Inc. (the 'Fund'), which was organized as a Maryland Corporation on January 5, 1990 and began operations February 26, 1990, is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as a diversified, open-end management investment company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations.

The Fund consists of two share classes: Deutsche Asset Management Managed Municipal Fund--Class A Shares ('Class A Shares'), which began operations October 23, 1990 and ISI Managed Municipal Fund Shares ('ISI Shares'), which began operations February 26, 1990. Prior to April 9, 2001, the Class A Shares were known as Flag Investors Managed Municipal Fund Class A Shares.

As of October 15, 2001, the Class A Shares have a 3.25% maximum front-end sales charge. Prior to October 15, 2001, the Class A Shares had a 4.50% maximum front-end sales charge. Information regarding the ISI Shares is contained in a separate report to the ISI shareholders.

B. VALUATION OF SECURITIES
Municipal obligations are usually traded in the over-the-counter market. The Fund utilizes the services of an independent pricing vendor to obtain prices when such prices are determined by the Investment Advisor to reflect the fair market value of such municipal obligations. When there is an available market quotation, the Fund values a municipal obligation by using the most recent quoted bid price provided by an investment dealer. When a market quotation is unavailable or may be unreliable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. At October 31, 2001, there were no fair valued securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

C. SECURITIES TRANSACTIONS AND
   INVESTMENT INCOME
Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts on investments. Expenses are recorded as incurred. Income, gains and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS
It is the Fund's policy to declare and pay dividends monthly to shareholders at a rate approved by the Fund's Board of Directors. To the extent that the Fund's net investment income and short-term capital gains are less than the approved rate, the Fund may pay some of its dividends from long-term capital gains or as a return of shareholder capital. An additional distribution of net realized short-term and long-term capital gains earned by the Fund, if any, will be made annually to the extent they exceed capital loss carryforwards. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date.

E. REPURCHASE AGREEMENTS
The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

F. FEDERAL INCOME TAXES
It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain as appropriate, in the period that the differences arise. Accordingly, permanent differences as of October 31, 2001 have been primarily attributable to distribution reallocations, and have been reclassified to the following accounts:

   Undistributed
  Net Investment           Accumulated Net      Paid-in
   Income (Loss)   Realized Gains (Losses)      Capital
  --------------   -----------------------      -------
        $188,522                $(188,522)           $0

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER FEES
International Strategy & Investment Inc. ('ISI') is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets which is calculated daily and paid monthly at the annual rate of 0.40%.

ISI has contractually agreed to waive its fees through February 28, 2003, to the extent necessary, so that the Fund's annual expenses do not exceed 0.95% of its average daily net assets. Prior to March 1, 2001, ISI had contractually agreed to waive its fees, to the extent necessary, so that the Fund's annual operating expenses did not exceed 0.90% of its average daily net assets.

Investment Company Capital Corp. ('ICCC'), an indirect wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. As compensation for its administrative services, the Fund pays ICCC its allocated share of an annual fee based on the combined assets of the ISI Funds calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million.

ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based upon the Fund's average daily net assets.

ICCC also provides transfer agent services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

Certain officers and directors of the Fund are also officers or directors of ISI or ICCC. These persons are not paid by the Fund for serving in these capacities.

ICC Distributors, Inc. ('ICC Distributors') provides distribution services for the Class A Shares for which ICC Distributors is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Class A Shares' average daily net assets. For the year ended October 31, 2001, ICC Distributors' fees were $82,695, of which $7,033 was payable as of October 31, 2001.

ISI Group, Inc. ('ISI Group'), which is affiliated with ISI, provides distribution services for the ISI Shares for which ISI Group is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the ISI Shares' average daily net assets. For the year ended October 31, 2001, ISI Group's fees were $166,435, of which $13,988 was payable as of October 31, 2001.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 55 million shares of $.001 par value capital stock (20 million ISI Shares, 15 million Class A Shares, 2.5 million Class B Shares, 15 million Class C Shares, 0.5 million Class D Shares and 2 million undesignated). Transactions in capital shares were as follows:

                                                     Class A Shares
             ------------------------------------------------------
                     For the Year Ended          For the Year Ended
                       October 31, 2001            October 31, 2000
             --------------------------    ------------------------
                 Shares          Amount      Shares          Amount
             ----------    ------------    --------     -----------
Sold          1,918,240    $ 20,720,541     279,723     $ 2,841,304
Reinvested      123,739       1,330,878      92,271         939,828
Redeemed     (2,113,019)    (22,882,137)   (630,393)     (6,402,551)
             ----------    ------------    --------     -----------
Net decrease    (71,040)   $   (830,718)   (258,399)    $(2,621,419)
             ==========    ============    ========     ===========

                                                        ISI Shares
               ---------------------------------------------------
                    For the Year Ended          For the Year Ended
                      October 31, 2001            October 31, 2000
               -----------------------  --------------------------
                 Shares         Amount      Shares          Amount
               --------    -----------  ----------    ------------
Sold            283,865    $ 3,061,396     157,850    $  1,614,138
Reinvested      121,956      1,308,576     141,374       1,439,025
Redeemed       (616,364)    (6,655,103) (1,045,613)    (10,588,198)
               --------    -----------  ----------    ------------
Net decrease   (210,543)   $(2,285,131)   (746,389)   $ (7,535,035)
               ========    ===========  ==========    ============

NOTE 4--PURCHASES AND SALES OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended October 31, 2001, were $19,928,838 and $24,259,987, respectively.

For federal income tax purposes, the tax basis of investments held at October 31, 2001, was $93,406,021. The aggregate gross unrealized appreciation for all investments at October 31, 2001 was $5,083,888 and the aggregate gross unrealized depreciation for all investments was $67,139.

NOTE 5--CHANGE IN ACCOUNTANTS
Effective October 4, 2001, the Fund dismissed Deloitte & Touche ('D&T') as the Fund's independent auditors and engaged Ernst & Young LLP by action of the Fund's Board of Directors and upon the recommendation of the Audit and Compliance Committee of the Board. D&T's report on the Fund's financial statements for the fiscal year ended October 31, 2000 contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal year ended October 31, 2000 and the interim period commencing November 1, 2000 and ending October 3, 2001, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Fund's financial statements for such year, and (ii) there were no 'reportable events' of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors
Managed Municipal Fund, Inc.



We have audited the accompanying statement of assets and liabilities of Managed Municipal Fund, Inc. (the 'Fund'), including the schedule of investments, as of October 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights (Class A Shares) based on our audit. The financial statements and financial highlights of the Fund for the year ended October 31, 2000 and the financial highlights for years presented through October 31, 1999 were audited by other auditors whose reports dated December 8, 2000 and December 14, 1999, respectively, expressed unqualified opinions on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Managed Municipal Fund, Inc. at October 31, 2001, and the results of its operations, the changes in its net assets, and its financial highlights (Class A Shares) for the year then ended, in conformity with accounting principles generally accepted in the United States.

\S\ ERNST & YOUNG
Philadelphia, Pennsylvania
November 30, 2001

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TAX INFORMATION (Unaudited) For the Year Ended October 31, 2001

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Fund's distributions to shareholders included $68,886 from long-term capital gains, all of which is taxable at the 20% capital gains rate. The Fund's distributions to shareholders included $3,975,347 from tax-exempt income.

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For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Managed Municipal Fund--Class A Shares                        CUSIP #561661208
                                                              BDMMANN (10/01)
                                                              Printed 12/01

Distributed by:
ICC Distributors, Inc.